Supplementary Financial Statements Information - Schedule of Financial Income and Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$ 13,321	$ 356	$ 775
Interest expenses on loans and borrowings	18,670	17,865	18,540
Financial costs related to Debentures	5,009	3,552	3,928
Interest expenses attributed to IFRS 16	6,749	4,851	5,402
Bank charges, negative foreign exchange differences and other financial expenses	19,838	8,297	7,002
Financial expenses	63,587	34,921	35,647
Financial income:
Interest income from deposits, positive foreign exchange differences and other financial income	13,599	10,454	10,857
Financial expenses, net	$ 49,988	$ 24,467	$ 24,790